Retirement Plans - Schedule of Target Allocation and Expected Long-Term Rate of Return by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Percentage of Plan Assets at Year-end	100.00%	100.00%
Equity Securities in Financial Institutions [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	50.00%
Percentage of Plan Assets at Year-end	47.50%	48.20%
Total Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	30.00%
Target Allocation, maximum	60.00%
Percentage of Plan Assets at Year-end	52.10%	47.00%
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation, minimum	20.00%
Target Allocation, maximum	30.00%
Percentage of Plan Assets at Year-end	0.40%	4.80%